Trade receivables (Tables)	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade Receivables
Trade receivables are generally due within a payment period of between 30 to 90 days. Due to their short-term nature, the carrying amount is considered to be the same as their fair value.

(CHF in millions)	6/30/2025	12/31/2024

Gross carrying amount	343.0	257.0
Expected credit loss	(9.2)	(10.7)
Trade receivables	333.8	246.2